Financial Instruments - Narrative (Details) $ in Thousands	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2017 $ / barrel
Level 1 | Carrying value
Derivative [Line Items]
Collateral, right to reclaim security not offset | $	$ 27,570	$ 6,940
Oil
Derivative [Line Items]
Derivative floor price (in usd per barrel) | $ / barrel			60.00